Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
See Notes to Schedule of Investments.
Share
Amount Value
Common Stock (97.3%)
(a)
Communication Services ( 7.2% )
Alphabet, Inc., Class A
(b)
10,065 $ 26,908,979
Comcast Corp., Class A 554,900 31,035,557
Verizon Communications, Inc. 588,950 31,809,189
89,753,725
Consumer Discretionary ( 4.7% )
Lennar Corp., Class A 319,200 29,902,656
Magna International, Inc. 389,350 29,294,694
59,197,350
Consumer Staples ( 2.5% )
Conagra Brands, Inc. 928,200 31,438,134
Energy ( 6.7% )
Baker Hughes Co. 1,147,100 28,367,783
Cabot Oil & Gas Corp. 1,476,550 32,129,728
EOG Resources, Inc. 288,650 23,169,936
83,667,447
Financials ( 23.6% )
Alleghany Corp.
(b)
64,860 40,499,232
Bank of America Corp. 1,039,000 44,105,550
Berkshire Hathaway, Inc., Class B
(b)
112,805 30,788,997
Capital One Financial Corp. 235,200 38,095,344
Morgan Stanley 364,600 35,479,226
RenaissanceRe Holdings, Ltd. 216,800 30,221,920
SVB Financial Group
(b)
44,445 28,750,582
Wells Fargo & Co. 1,025,850 47,609,698
295,550,549
Health Care ( 25.2% )
Anthem, Inc. 82,640 30,808,192
Cigna Corp. 214,965 43,027,394
DENTSPLY SIRONA, Inc. 549,050 31,872,352
Elanco Animal Health, Inc.
(b)
722,350 23,035,742
Henry Schein, Inc.
(b)
438,200 33,373,312
Merck & Co., Inc. 571,850 42,951,654

Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2021
See Notes to Schedule of Investments.
Share
Amount Value
Health Care (25.2%) (continued)
Organon & Co. 965,210 $ 31,649,236
Perrigo Co. PLC 1,085,400 51,371,982
Pfizer, Inc. 645,800 27,775,858
315,865,722
Industrials ( 6.7% )
PACCAR, Inc. 310,600 24,512,552
Sensata Technologies Holding PLC
(b)
578,850 31,674,672
Westinghouse Air Brake Technologies Corp. 328,800 28,345,848
84,533,072
Information Technology ( 15.5% )
Fiserv, Inc.
(b)
340,300 36,922,550
Flex, Ltd.
(b)
3,079,400 54,443,792
NXP Semiconductors NV 185,750 36,382,853
Oracle Corp. 435,400 37,936,402
Vontier Corp. 863,300 29,006,880
194,692,477
Materials ( 1.8% )
International Paper Co. 408,100 22,820,952
Utilities ( 3.4% )
Vistra Corp. 2,530,550 43,272,405
Total Common Stock (97.3%) (cost $942,179,971) 1,220,791,833
Short-Term Investments ( 2.1% )
Money Market Fund (2.1%)
First American Government Obligations Fund, Class X, 0.03%
(c)
26,687,210 26,687,210
Total Short-Term Investments (2.1%) (cost $26,687,210) 26,687,210
Investments, at value (99.4%) (cost $968,867,181) $ 1,247,479,043
Other Assets Less Liabilities (0.6%) 6,993,143
Net Assets (100.0%) $ 1,254,472,186

See Notes to Schedule of Investments.
Sound Shore Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2021
(a) More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b) Non-income producing security.
(c) Percentage disclosed reflects the money market fund’s class X shares 7-day yield as of September 30, 2021.
PLC Public Limited Company

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
1. Organization
Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”).
The investment objective of the Fund is growth of capital. The Fund qualifies as an investment company as defined in Financial
Accounting Standards Codification 946 — Financial Services — Investment Companies.
The total number of shares of common stock which the Fund is authorized to issue is 200,000,000, par value $0.001 per share of which 100,000,000 shares are designated to the Investor Class and 100,000,000 shares are designated to the Institutional
Class. The Board of Directors (the “Board”) may, without shareholder approval, classify or reclassify any unissued shares into other classes or series of shares.
Each share of the Fund has equal dividend, distribution, liquidation and voting rights (except as to matters relating exclusively to one class of shares), and fractional shares have those rights proportionately.
2. Significant Accounting Policies
This schedule of investments is prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.
The following represents the significant accounting policies of the Fund:
a. Security Valuation
Exchange-traded securities including those traded on the National Association of Securities Dealers’ Automated Quotation
system (“NASDAQ”), are valued at the last quoted sale price or official closing price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange-traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Investments in other open-end regulated investment companies are valued at their publicly traded net asset value (“NAV”).
The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of Sound Shore Management, Inc. (the "Adviser"), the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following:
(i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii)
the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair

Sound Shore Fund, Inc.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Concluded)
September 30, 2021
value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.
Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Pursuant to the valuation procedures noted previously, equity securities (including exchange-traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy.
Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2021:
At September 30, 2021 , all equity securities and open-end regulated investment companies were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by sector/industry type.
b. Security Transactions
Security transactions are recorded on a trade date basis.
3. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.
Security Type Level 1 Level 2 Level 3
Total
Investments
in Securities
Common Stock $ 1,220,791,833 $ – $ – $ 1,220,791,833
Short-Term Investments 26,687,210 – – 26,687,210
Total Investments $ 1,247,479,043 $ – $ – $ 1,247,479,043